Share capital and share premium - Summary of Share Capital Issued (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 19, 2020 shares	Feb. 29, 2020 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares
Share capital and share premium
Opening balance			¥ 1,210,052		¥ 1,692,545		¥ (1,778,331)
Conversion of preferred shares into ordinary shares | shares	220,332,100
Issuance of ordinary shares upon IPO							1,657,793
Conversion of preferred shares into ordinary shares							4,999,811
Exercise of awards			843		2,169
Ending balance			548,356	$ 79,504	1,210,052		1,692,545
Share capital
Share capital and share premium
Opening balance			61	9	59	$ 9	17	$ 3
Issuance of ordinary shares upon IPO							11	2
Conversion of preferred shares into ordinary shares							31	4
Exercise of awards			0		2
Ending balance			61	$ 9	61	$ 9	59	$ 9
Share premium
Share capital and share premium
Opening balance			6,711,234		6,657,562
Issuance of ordinary shares upon IPO							1,657,782
Conversion of preferred shares into ordinary shares							4,999,780
Exercise of awards			23,671		53,672
Ending balance			¥ 6,734,905		¥ 6,711,234		¥ 6,657,562
Ordinary shares [member]
Share capital and share premium
Opening balance | shares			452,974,980	452,974,980	441,810,100	441,810,100	141,478,000	141,478,000
Issuance of ordinary shares | shares	80,000,000						80,000,000	80,000,000
Conversion of preferred shares into ordinary shares | shares							220,332,100	220,332,100
Conversion of preferred shares into ordinary shares | $								$ 4
Exercise of awards | shares			3,993,550	3,993,550	11,164,880	11,164,880
Ending balance | shares			456,968,530	456,968,530	452,974,980	452,974,980	441,810,100	441,810,100
Preference shares [member]
Share capital and share premium
Conversion of preferred shares into ordinary shares | $								$ (4)
Series D Two Preferred Shares [Member]
Share capital and share premium
Issuance of ordinary shares | shares		6,829,500
Proceeds from issuance of preferred shares | $		$ 10,000
ADS
Share capital and share premium
Issuance of ordinary shares | shares	16,000,000